CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - Exascale Labs Inc [Member] - USD ($)	Common Stock [Member]	Class A Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – December 19, 2025 at Jun. 30, 2024	$ 15			$ 67,370	$ (5,557,368)	$ (5,489,983)
Beginning balance, shares at Jun. 30, 2024	1,500
Net loss					(7,659,667)	(7,659,667)
Share-based compensation				153,266		153,266
Balance – December 31, 2025 at Jun. 30, 2025	$ 15			220,636	(13,217,035)	(12,996,384)
Ending balance, shares at Jun. 30, 2025
Balance – December 31, 2025 at Jun. 30, 2025	$ 15			220,636	(13,217,035)	(12,996,384)
Ending balance, shares at Jun. 30, 2025
Balance – December 31, 2025 at Jun. 30, 2025	$ 15			220,636	(13,217,035)	(12,996,384)
Ending balance, shares at Jun. 30, 2025
Re-designation of authorized common stock	$ (15)	$ 3	$ 12
Re-designation of authorized common stock, shares	(1,500)	303	1,197
Net loss					(12,162,391)	(12,162,391)
Balance – December 31, 2025 at Jun. 30, 2026		$ 3	$ 12	220,636	(25,379,426)	(25,158,775)
Ending balance, shares at Jun. 30, 2026		303	1,197
Balance – December 31, 2025 at Jun. 30, 2026		$ 3	$ 12	220,636	(25,379,426)	(25,158,775)
Ending balance, shares at Jun. 30, 2026		303	1,197
Balance – December 31, 2025 at Jun. 30, 2026		$ 3	$ 12	$ 220,636	$ (25,379,426)	$ (25,158,775)
Ending balance, shares at Jun. 30, 2026		303	1,197